Leases	12 Months Ended
Dec. 31, 2019
Leases
Leases

7. Leases

On adoption of IFRS 16, the Group recognised lease liabilities in relation to leases of various properties, vessel communication equipment and certain printers which had previously been classified as operating leases under IAS 17 Leases. As of January 1, 2019, these liabilities were measured at the present value of the remaining lease payments, discounted using a weighted average incremental borrowing rate of 4.8%.

On February 24, 2016, GasLog’s subsidiary, GAS-twenty six Ltd., completed the sale and leaseback of the Methane Julia Louise with a subsidiary of Mitsui. Mitsui has the right to on-sell and lease back the vessel. The vessel was sold to Mitsui for a cash consideration of $217,000. GasLog leased back the vessel under a bareboat charter from Mitsui for a period of up to 20 years. GasLog has the option to repurchase the vessel on pre-agreed terms no earlier than the end of year ten and no later than the end of year 17 of the bareboat charter. The bareboat hire is fixed and GasLog had a holiday period for the first 210 days, which expired on September 21, 2016. This leaseback meets the definition of a finance lease under IAS 17 Leases.

The movements in right-of use assets are reported in the following table:

Right-of-Use Assets	Vessel		Vessel Equipment	Properties	Other	Total
As of January 1, 2019	206,753	(*)	2,630	4,969	19	214,371
Additions	1,001		336	1,080	47	2,464
Depreciation expense	(7,722)		(1,109)	(1,499)	(10)	(10,340)
As of December 31, 2019	200,032		1,857	4,550	56	206,495
*

The balance as of December 31, 2018 represented the vessel held under finance lease and was included in the financial statement line “Vessel held under finance lease”, which was renamed to “Right-of-use assets” as of January 1, 2019.

An analysis of the lease liabilities is as follows:

Lease Liabilities
As of January 1, 2019	213,374
Additions	1,462
Lease charge (Note 19)	10,506
Payments	(20,412)
As of December 31, 2019	204,930
Lease liability, current portion	9,363
Lease liability, non-current portion	195,567
Total	204,930

An amount of $106 has been recognized in the consolidated statement of profit or loss for the year ended December 31, 2019, which represents the lease expense incurred for low value leases not included in the measurement of the right-of-use assets and the lease liability.